Research, Development & Engineering (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and Development [Abstract]
RD&E expense	$ 6,775	$ 6,567	$ 6,488
Scientific research, application of scientific advances, services and application	6,342	6,267	6,216
Software-related expenses	3,866	3,971	3,922
Product-related engineering expenses	$ 432	$ 299	$ 272